Contingent liabilities/assets	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities/assets	38. Contingent liabilities/assets

Significant accounting judgements and estimates
Contingent liabilities are possible obligations arising from past events and whose existence will be confirmed by the occurrence or non-
occurrence of uncertain future events that are not wholly within the control of the Group. Contingent liabilities also include present obligations arising from past events that are not recognised because either, it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability.
Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain, an asset is recognised in the statement of financial position.
The assessment of facts and circumstances relating to contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

Notice from Appian Capital to commence legal proceedings
On 26 October 2021, Sibanye-Stillwater entered into share purchase agreements to acquire the Santa Rita nickel mine and Serrote copper mine (the Atlantic Nickel SPA and the MVV SPA, respectively) from affiliates of Appian Capital Advisory LLP (Appian). Subsequent to signing the agreements, Appian informed Sibanye-Stillwater that a geotechnical event occurred at the Santa Rita open pit operation. After becoming aware of the geotechnical event, Sibanye-Stillwater assessed the event and its effect and concluded that the event was and was reasonably expected to be material and adverse to the business, financial condition, results of operations, the properties, assets, liabilities or operations of Santa Rita. Accordingly, pursuant to the terms of the Atlantic Nickel SPA, on 24 January 2022, Sibanye-Stillwater
gave notice of termination of the Atlantic Nickel SPA. As the MVV SPA was conditional on the closing of the Atlantic Nickel SPA, which had become impossible to satisfy, on the same date Sibanye-Stillwater also gave notice of termination of the MVV SPA.
On 27 May 2022, Appian initiated legal proceedings before the High Court of England and Wales against Sibanye-Stillwater. On
3 August 2022, the Group filed its defence. Sibanye-Stillwater’s view is that the Atlantic Nickel SPA and the MVV SPA were rightfully terminated and the Group intends to strongly defend the proceedings. The trial is set to begin in June 2024, with the remaining steps to trial taking place in the lead up to June 2024. The proceedings are progressing and additional information and estimates of potential outcomes are unavailable.
US PGM insurance claim
During H1 2022, the US PGM operations was affected by a significant flood event, which caused the suspension of operations and consequently a loss of production. As a result of the losses incurred, a business interruption and property damage claim was lodged with the insurer. Following the assessment process, the Group believes it is probable that a reimbursement of approximately US$44 million for the business interruption and US$18 million for property damage will be received during 2024. After the reporting date and up to the date of filing this report, the Group received US$40 million relating to the business interruption claim.